Commitments and Contingencies (Details 1) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Year ending 31 December:
2019		$ 251,413
2020		592,803
2021		220,694
Total minimum payment required		$ 1,064,910
Year ending 30 June:
2020	$ 501,443
2021	476,186
2022	31,371
Total minimum payment required	$ 1,009,000